UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Inbody
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Amy Inbody     Austin, Texas     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $83,389 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102     8446   185785 SH       SOLE                   185785
AMERICAN DENTAL PARTNERS       COM              025353103     7153  1074006 SH       SOLE                  1074006
AMERICAN EXPRESS CO            COM              025816109     2808   206000 SH       SOLE                   206000
AMR CORP                       COM              001765106        2    67800 SH  CALL SOLE                    67800
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     3295   177068 SH       SOLE                   177068
BURLINGTON NORTHN SANTA FE C   COM              12189T104      166    18000 SH  CALL SOLE                    18000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     5951  1621620 SH       SOLE                  1621620
CNINSURE INC                   SPONSORED ADR    18976M103     1916   260007 SH       SOLE                   260007
DICE HLDGS INC                 COM              253017107      230    82664 SH       SOLE                    82664
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106     4177   607139 SH       SOLE                   607139
GULFPORT ENERGY CORP           COM NEW          402635304     1027   442626 SH       SOLE                   442626
LEARNING TREE INTL INC         COM              522015106     1893   223497 SH       SOLE                   223497
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3688   100000 SH       SOLE                   100000
MASTERCARD INC                 CL A             57636Q104     5257    31390 SH       SOLE                    31390
MOSAIC CO                      COM              61945A107     1008    24000 SH       SOLE                    24000
NICHOLAS FINANCIAL INC         COM NEW          65373J209     2344   894704 SH       SOLE                   894704
PIONEER FLOATING RATE TR       COM              72369J102      882   120613 SH       SOLE                   120613
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408     1225    50000 SH       SOLE                    50000
RACKSPACE HOSTING INC          COM              750086100     6843   913665 SH       SOLE                   913665
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603      634    89943 SH       SOLE                    89943
TEEKAY CORPORATION             COM              Y8564W103     3270   229805 SH       SOLE                   229805
TRANSALTA CORP                 COM              89346D107      854    58300 SH       SOLE                    58300
TRANSDIGM GROUP INC            COM              893641100     6725   204790 SH       SOLE                   204790
UNION PAC CORP                 COM              907818108     5591   136000 SH       SOLE                   136000
WELLPOINT INC                  COM              94973V107     4936   130000 SH       SOLE                   130000
WENDYS ARBYS GROUP INC         COM              950587105     2546   506091 SH       SOLE                   506091
WISDOMTREE TRUST               JP SMALLCP DIV   97717W836      240     7500 SH       SOLE                     7500
X-RITE INC                     COM              983857103      282   270814 SH       SOLE                   270814